Schedule of Investments (unaudited)
February 28, 2023
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.9%
Howmet Aerospace, Inc.	5,253,148	$ 221,577,783
Automobiles — 0.0%
Rivian Automotive, Inc., Class A(a)(b)	109,272	2,108,950
Banks — 0.0%
Valley National Bancorp	147,011	1,702,387
Biotechnology — 0.0%
Gracell Biotechnologies, Inc., ADR(a)(b)	76,083	152,927
Lyell Immunopharma, Inc.(a)	25,684	55,221
		208,148
Capital Markets — 0.0%
Robinhood Markets, Inc., Class A(a)	72,875	733,851
Chemicals — 1.9%
Akzo Nobel NV	31,591	2,311,037
Axalta Coating Systems Ltd.(a)	638,614	19,030,697
Dow, Inc.	6,115	349,778
DuPont de Nemours, Inc.	275,456	20,116,552
International Flavors & Fragrances, Inc.	275,108	25,640,066
Olin Corp.	1,119,173	64,632,241
Sherwin-Williams Co.	84,677	18,743,254
		150,823,625
Commercial Services & Supplies — 0.8%
ACV Auctions, Inc., Class A(a)	57,678	705,979
GFL Environmental, Inc.(b)	1,929,787	58,607,631
		59,313,610
Consumer Finance — 0.0%
Lufax Holding Ltd., ADR	834,871	1,803,321
Diversified Consumer Services — 0.0%
Duolingo, Inc.(a)(b)	8,508	772,441
Electronic Equipment, Instruments & Components — 0.4%
Keysight Technologies, Inc.(a)	105,648	16,899,454
Rogers Corp.(a)(b)	114,591	16,867,795
		33,767,249
Entertainment — 0.1%
Netflix, Inc.(a)	23,610	7,605,489
ROBLOX Corp., Class A(a)	38,625	1,415,220
		9,020,709
Equity Real Estate Investment Trusts (REITs) — 0.3%
Orion Office REIT, Inc.	2,312	19,791
Realty Income Corp.	23,127	1,478,972
Welltower, Inc.	310,217	22,993,284
		24,492,047
Food Products — 0.0%
Sovos Brands, Inc.(a)(b)	169,340	2,213,274
Health Care Equipment & Supplies — 0.8%
Cooper Cos., Inc.	9,683	3,166,050
Envista Holdings Corp.(a)(b)	1,558,148	60,238,002
Talis Biomedical Corp.(a)	12,200	7,076
		63,411,128
Health Care Providers & Services — 0.8%
Brookdale Senior Living, Inc.(a)(b)	7,734,643	24,982,897
Cigna Group	129,213	37,743,117
Elevance Health, Inc.	2,711	1,273,276
Innovage Holding Corp.(a)(b)	56,592	429,533
		64,428,823
Security	Shares	Value
Health Care Technology — 0.1%
Definitive Healthcare Corp.(a)(b)	276,014	$ 3,152,080
Hotels, Restaurants & Leisure — 0.8%
Caesars Entertainment, Inc.(a)(b)	1,241,228	63,004,733
Dutch Bros, Inc., Class A(a)(b)	4,268	142,338
Sweetgreen, Inc., Class A(a)(b)	124,713	1,087,498
		64,234,569
Insurance — 0.0%
Root, Inc., Class A(a)	1,567	7,850
Interactive Media & Services — 0.1%
Meta Platforms, Inc., Class A(a)	41,818	7,315,641
Internet & Direct Marketing Retail — 0.0%
ATRenew, Inc., ADR(a)(b)	335,246	834,762
ContextLogic, Inc., Class A(a)	75,732	36,859
		871,621
IT Services — 0.3%
Cloudflare, Inc., Class A(a)	97,990	5,880,380
Remitly Global, Inc.(a)	80,695	1,180,568
Shopify, Inc., Class A(a)	111,919	4,604,347
Snowflake, Inc., Class A(a)(b)	37,302	5,758,683
Thoughtworks Holding, Inc.(a)(b)	143,057	1,052,899
Toast, Inc., Class A(a)(b)	57,004	1,078,516
		19,555,393
Life Sciences Tools & Services — 1.9%
Danaher Corp.	278,401	68,912,599
QIAGEN NV(a)	1,544,532	71,094,120
Sotera Health Co.(a)	556,052	9,280,508
		149,287,227
Media — 0.3%
Charter Communications, Inc., Class A(a)	58,763	21,601,867
Metals & Mining — 0.4%
Arconic Corp.(a)	1,176,909	31,117,474
Oil, Gas & Consumable Fuels — 3.3%
DCP Midstream LP	5,608,323	234,315,734
Williams Cos., Inc.	737,656	22,203,446
		256,519,180
Personal Products — 1.3%
Coty, Inc., Class A(a)(b)	9,100,268	102,833,028
Pharmaceuticals — 0.8%
Catalent, Inc.(a)	456,691	31,155,460
Elanco Animal Health, Inc.(a)	2,116,284	24,273,772
Pfizer, Inc.	95,689	3,882,103
Viatris, Inc.	11,873	135,352
		59,446,687
Professional Services — 0.1%
Legalzoom.com, Inc.(a)(b)	229,311	1,873,471
Sterling Check Corp.(a)(b)	392,059	4,986,990
		6,860,461
Road & Rail — 0.1%
Hertz Global Holdings, Inc.(a)(b)	1,500	26,985
Hertz Global Holdings, Inc.(a)	248,500	4,599,735
		4,626,720
Semiconductors & Semiconductor Equipment — 0.7%
GLOBALFOUNDRIES, Inc.(a)(b)	646,370	42,233,816
Lattice Semiconductor Corp.(a)	177,007	15,038,515
		57,272,331

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 1.8%
Crowdstrike Holdings, Inc., Class A(a)	54,779	$ 6,611,278
DoubleVerify Holdings, Inc.(a)(b)	2,596,468	68,209,214
Elastic NV(a)	108,948	6,430,111
Enfusion, Inc., Class A(a)	45,633	489,186
EngageSmart, Inc.(a)	127,108	2,674,352
Five9, Inc.(a)	82,081	5,417,346
ForgeRock, Inc., Class A(a)	157,160	3,212,350
Freshworks, Inc., Class A(a)(b)	87,277	1,303,918
Gitlab, Inc., Class A(a)(b)	40,279	1,773,887
Informatica, Inc., Class A(a)(b)	634,699	10,948,558
ON24, Inc.(a)	55,714	537,083
Riskified Ltd., Class A(a)	13,411	73,760
Salesforce, Inc.(a)	44,724	7,317,294
ServiceNow, Inc.(a)	17,321	7,485,617
Tuya, Inc., ADR(a)(b)	77,557	160,543
Unity Software, Inc.(a)	96,011	2,922,575
Workday, Inc., Class A(a)	40,729	7,554,008
Zoom Video Communications, Inc., Class A(a)	68,597	5,116,650
		138,237,730
Specialty Retail — 0.1%
Bath & Body Works, Inc.	180,717	7,385,904
Carvana Co., Class A(a)(b)	63,787	600,873
		7,986,777
Textiles, Apparel & Luxury Goods — 0.0%
On Holding AG, Class A(a)(b)	143,110	3,129,816
Tobacco — 0.0%
RLX Technology, Inc., ADR(a)(b)	469,217	914,973
Trading Companies & Distributors — 0.1%
Azelis Group NV	157,027	3,976,088
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)	68,280	9,708,050
Total Common Stocks — 20.3% (Cost: $1,391,150,855)		1,585,032,909
		Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
Bombardier, Inc.
7.50%, 03/15/25(c)	USD	2,500	2,498,319
7.13%, 06/15/26(c)		20,669	20,295,614
6.00%, 02/15/28(c)		5,291	4,957,350
TransDigm, Inc.
8.00%, 12/15/25(c)		2,714	2,773,708
4.63%, 01/15/29		3,670	3,154,374
			33,679,365
Chemicals — 0.1%
Iris Holding, Inc., 10.00%, 12/15/28(c)		5,000	3,787,500
Consumer Finance — 0.0%
SoFi Technologies, Inc., 0.00%, 10/15/26(c)(d)(e)		4,126	3,034,673
Diversified Consumer Services — 0.3%
Sotheby’s, 7.38%, 10/15/27(c)		22,457	21,185,485
Electric Utilities — 0.0%
Energy Harbor Corp. Escrow, 0.01%, 01/06/34(a)(f)(g)		5,000	1
Health Care Equipment & Supplies — 0.3%
Envista Holdings Corp., 2.38%, 06/01/25(d)		12,333	23,395,685
Security		Par (000)	Value
Health Care Providers & Services — 0.4%
Brookdale Senior Living, Inc., 2.00%, 10/15/26(d)	USD	7,904	$ 5,770,244
CHS/Community Health Systems, Inc., 5.63%, 03/15/27(c)		7,497	6,579,856
Endo Luxembourg Finance Co. I S.à r.l./Endo U.S., Inc., 6.13%, 04/01/29(a)(c)(f)		3,219	2,387,001
Tenet Healthcare Corp.
4.63%, 07/15/24		1,500	1,475,625
4.25%, 06/01/29		13,767	12,055,762
			28,268,488
Hotels, Restaurants & Leisure — 0.7%
Caesars Entertainment, Inc.
6.25%, 07/01/25(c)		32,838	32,564,913
8.13%, 07/01/27(c)		11,135	11,246,350
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(c)		9,500	8,216,550
			52,027,813
Internet & Direct Marketing Retail — 0.1%
Spotify U.S.A., Inc., 0.00%, 03/15/26(d)(e)		5,784	4,742,880
Wayfair, Inc., 0.63%, 10/01/25(d)		8,595	6,378,558
			11,121,438
IT Services — 0.1%
Block, Inc., 0.25%, 11/01/27(d)		6,053	4,675,942
Repay Holdings Corp., 0.00%, 02/01/26(c)(d)(e)		3,198	2,520,024
Shift4 Payments, Inc., 0.00%, 12/15/25(d)(e)		2,448	2,601,000
			9,796,966
Leisure Products — 0.0%
Peloton Interactive, Inc., 0.00%, 02/15/26(d)(e)		2,091	1,630,608
Machinery — 0.0%
Middleby Corp., 1.00%, 09/01/25(d)		1,989	2,569,788
Media — 0.4%
Audacy Capital Corp., 6.75%, 03/31/29(c)		6,808	973,748
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 03/01/31(c)		9,722	9,431,361
Cengage Learning, Inc., 9.50%, 06/15/24(c)		4,500	4,387,500
DISH Network Corp., 11.75%, 11/15/27(c)		15,000	15,198,375
			29,990,984
Metals & Mining — 0.1%
ATI, Inc., 3.50%, 06/15/25(d)		4,240	11,316,560
Personal Products — 0.2%
Coty, Inc., 5.00%, 04/15/26(c)		16,418	15,617,622
Professional Services — 0.1%
GrubHub Holdings, Inc., 5.50%, 07/01/27(c)		2,000	1,580,000
Upwork, Inc., 0.25%, 08/15/26(d)		3,470	2,700,539
			4,280,539
Real Estate Management & Development — 0.1%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(c)		8,848	8,849,770
Semiconductors & Semiconductor Equipment — 0.1%
SolarEdge Technologies, Inc., 0.00%, 09/15/25(d)(e)		3,037	4,013,395
Software — 0.5%
Bentley Systems, Inc., 0.13%, 01/15/26(d)		3,616	3,330,336
BILL Holdings, Inc., 0.00%, 12/01/25(d)(e)		6,091	5,631,129
Box, Inc., 0.00%, 01/15/26(d)(e)		2,399	3,285,431

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(c)	USD	20,809	$ 18,026,008
RingCentral, Inc., 0.00%, 03/15/26(d)(e)		10,016	8,119,220
			38,392,124
Specialty Retail — 0.4%
Staples, Inc.
7.50%, 04/15/26(c)		23,899	21,270,110
10.75%, 04/15/27(c)		9,152	7,008,602
			28,278,712
Wireless Telecommunication Services — 0.2%
T-Mobile U.S.A., Inc., 2.63%, 04/15/26		20,320	18,618,163
Total Corporate Bonds — 4.5% (Cost: $352,800,260)			349,855,679
Floating Rate Loan Interests(h)
Airlines — 0.3%
LATAM Airlines Group S.A., Initial Term Loan, (3 mo. CME Term SOFR + 9.50%, 0.50% Floor), 14.13%, 10/12/27		25,000	25,359,500
Electric Utilities — 0.1%
Talen Energy Supply LLC, Initial Term Loan, (3 mo. LIBOR US + 3.75%, 0.00% Floor), 3.96%, 07/08/26		11,500	11,632,250
Health Care Equipment & Supplies — 0.7%
Medline Borrower LP, Initial Dollar Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 7.88%, 10/23/28		53,000	51,056,009
Health Care Providers & Services — 0.1%
Endo Luxembourg Finance Co. I S.à r.l., 2021 Term Loan, (1 mo. PRIME US + 6.00%, 0.75% Floor), 13.75%, 03/27/28		4,950	3,898,026
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., Initial Advance (USD), (1 mo. LIBOR US + 3.00%, 0.75% Floor), 7.57%, 06/30/25		26,989	26,510,426
Leisure Products — 0.0%
NorthPole Newco S.à r.l., Tranche B-1 Term Loan, (3 mo. LIBOR US + 7.00%, 0.00% Floor), 7.15%, 03/18/25(g)		4,201	346,581
Personal Products — 0.4%
Coty, Inc., Term B USD Loan, (3 mo. LIBOR US + 2.25%, 0.00% Floor), 6.84%, 04/07/25		30,442	30,317,149
Software — 0.4%
Cloud Software Group, Inc., Dollar Term B Loan (First Lien), (3 mo. CME Term SOFR + 4.50%, 0.50% Floor), 9.18%, 03/30/29		33,674	31,187,175
Specialty Retail — 0.1%
Torrid LLC, Closing Date Term Loan, (3 mo. LIBOR US + 5.50%, 0.75% Floor), 10.31%, 06/14/28		9,375	7,959,375
Total Floating Rate Loan Interests — 2.4% (Cost: $194,074,723)			188,266,491
Security	Shares	Value
Investment Companies
Equity Funds — 0.0%
Altaba, Inc. Escrow(a)(g)	445,570	$ 1,040,406
Fixed-Income Funds — 4.5%
iShares iBoxx High Yield Corporate Bond ETF(b)(i)	2,622,927	195,486,749
SPDR Bloomberg High Yield Bond ETF(b)	1,690,000	154,449,100
		349,935,849
Total Investment Companies — 4.5% (Cost: $356,858,406)		350,976,255
Preferred Securities
Preferred Stocks — 0.9%
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc., 7.00%(d)	167,000	8,483,600
Life Sciences Tools & Services — 0.3%
Danaher Corp., Series B, 5.00%(b)(d)	16,721	21,150,560
Software — 0.0%
DataRobot, Inc., Series F (Acquired 10/27/20, cost $2,186,006)(a)(g)(j)	166,337	1,112,795
Trading Companies & Distributors — 0.3%
WESCO International, Inc., Series A, 10.63%(h)(k)	741,828	20,526,381
Wireless Telecommunication Services — 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.25%(c)(d)	12,256	14,210,872
Total Preferred Securities — 0.9% (Cost: $58,825,855)		65,484,208
Total Long-Term Investments — 32.6% (Cost: $2,353,710,099)		2,539,615,542
Short-Term Securities
Money Market Funds — 68.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(i)(l)	5,267,328,841	5,267,328,841
SL Liquidity Series, LLC, Money Market Series, 4.75%(i)(l)(m)	102,895,406	102,926,275
		5,370,255,116
Security		Par (000)
Time Deposits — 0.0%
Canada — 0.0%
Brown Brothers Harriman & Co., 3.33%, 03/01/23	CAD	2	1,187
Switzerland — 0.0%
BNP Paribas S.A., 0.15%, 03/01/23	CHF	1	1,162

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom — 0.0%
Citibank, London, 1.53%, 03/01/23	EUR	1	$ 1,528
			3,877
Total Short-Term Securities — 68.9% (Cost: $5,370,175,496)			5,370,258,993
Total Investments — 101.5% (Cost: $7,723,885,595)			7,909,874,535
Liabilities in Excess of Other Assets — (1.5)%			(113,751,356)
Net Assets — 100.0%			$ 7,796,123,179
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Convertible security.
(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(i)	Affiliate of the Fund.
(j)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,112,795, representing 0.0% of its net assets as of period end, and an original cost of $2,186,006.
(k)	Perpetual security with no stated maturity date.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 7,045,294,075	$ —	$ (1,777,965,234)(a)	$ —	$ —	$ 5,267,328,841	5,267,328,841	$ 130,294,819	$ —
iShares iBoxx High Yield Corporate Bond ETF	35,053,697	164,599,933	—	—	(4,166,881)	195,486,749	2,622,927	3,000,908	—
SL Liquidity Series, LLC, Money Market Series	95,800,149	7,069,989(a)	—	(17,466)	73,603	102,926,275	102,895,406	890,089(b)	—
				$ (17,466)	$ (4,093,278)	$ 5,565,741,865		$ 134,185,816	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Event Driven Equity Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
NASDAQ 100 E-Mini Index	66	03/17/23	$ 15,936	$ (404,337)
S&P 500 E-Mini Index	715	03/17/23	142,124	842,562
				$ 438,225
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(z)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(a)	11/22/23	$ 276,829,138	$ (1,753,579)(b)	$ 275,334,617	3.6%
	Monthly	Barclays Bank PLC(c)	10/23/23	10,799,712	75,588(d)	10,881,024	0.1
	Monthly	BNP Paribas SA(e)	05/20/24	6,727,160	826,827(f)	6,792,472	0.1
	Monthly	Citibank N.A.(g)	02/24/28	(272,439,757)	(49,823,094)(h)	(317,577,111)	4.0
	Monthly	Goldman Sachs Bank USA(i)	08/19/26	8,915,293	894,148(j)	8,978,828	0.1
	Monthly	JPMorgan Chase Bank N.A.(k)	06/13/23–04/02/24	922,204,494	(42,903,426)(l)	880,527,613	16.0
	Monthly	JPMorgan Chase Bank N.A.(m)	04/02/24	52,842,211	6,512,138(n)	52,973,935	0.7
	Monthly	Merrill Lynch International(o)	03/15/24	3,895,810	184,513(p)	4,090,647	0.0
	Monthly	Morgan Stanley & Co. International PLC(q)	02/23/26–07/06/28	(245,538,301)	75,954,245(r)	(159,949,837)	10.2
	Monthly	Morgan Stanley & Co. International PLC(s)	05/14/30	(14,775,909)	(2,324,405)(t)	(17,412,378)	0.2
	Monthly	Morgan Stanley & Co. International PLC(u)	03/17/31–03/24/31	168,512,438	10,881,946(v)	178,194,918	2.4
	Monthly	SG Americas Securities, LLC(w)	08/02/23	1,586,913	3,398	1,590,311	0.0
	Monthly	UBS AG(x)	02/28/23	93,581,726	416,564(y)	93,782,152	1.2
					$ (1,055,137)	$ 1,018,207,191
(b)	Amount includes $(259,058) of net dividends and financing fees.
(d)	Amount includes $(5,724) of net dividends and financing fees.
(f)	Amount includes $761,515 of net dividends and financing fees.
(h)	Amount includes $(4,685,740) of net dividends and financing fees.
(j)	Amount includes $830,613 of net dividends and financing fees.
(l)	Amount includes $(1,226,545) of net dividends and financing fees.
(n)	Amount includes $6,380,414 of net dividends and financing fees.
(p)	Amount includes $(10,324) of net dividends and financing fees.
(r)	Amount includes $(9,634,219) of net dividends and financing fees.
(t)	Amount includes $312,064 of net dividends and financing fees.
(v)	Amount includes $1,199,466 of net dividends and financing fees.
(y)	Amount includes $216,138 of net dividends and financing fees.
(z)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	20-25 basis points	20 basis points	25 basis points
Benchmarks:	Sterling Overnight Index Average:	USD Overnight Bank Funding Rate	Sterling Overnight Index Average:
	GBP 1 Day		GBP 1 Day
USD Overnight Bank Funding Rate

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Event Driven Equity Fund
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(g)	(i)	(k)
Range:	15-677 basis points	20 basis points	15-57 basis points
Benchmarks:	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate	RBA Interbank Overnight Cash Rate
USD Overnight Bank Funding Rate

	(m)	(o)	(q)
Range:	20 basis points	20 basis points	15-133 basis points
Benchmarks:	USD Overnight Bank Funding Rate	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate

	(s)	(u)	(w)
Range:	15 basis points	15-20 basis points	25 basis points
Benchmarks:	U.S. Overnight Federal Funds Effective Rate	Bank of Canada Overnight Rate Target	Sterling Overnight Index Average:
		U.S. Overnight Federal Funds Effective Rate	GBP 1 Day

(x)
Range:	20-25 basis points
Benchmark:	Overnight Reserve Bank of Australia Rate:
AUD 1 Day
USD Overnight Bank Funding Rate

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date November 22, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
First Horizon Corp.	7,852,804	$ 194,513,955	70.7%
Biotechnology
Horizon Therapeutics PLC	631,528	69,146,001	25.1
Health Care Technology
EMIS Group PLC	518,474	11,674,661	4.2
Total Reference Entity — Long		275,334,617
Net Value of Reference Entity — Barclays Bank PLC		$275,334,617
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date October 23, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electronic Equipment, Instruments & Components
Rogers Corp.	73,920	$ 10,881,024	100.0%
Total Reference Entity — Long		10,881,024
Net Value of Reference Entity — Barclays Bank PLC		$10,881,024

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date May 20, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Health Care Technology
EMIS Group PLC	301,655	$ 6,792,472	100.0%
Total Reference Entity — Long		6,792,472
Net Value of Reference Entity — BNP Paribas SA		$6,792,472
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Howmet Aerospace, Inc.	50,544	$ 2,131,946	(0.7)%
Health Care Providers & Services
Cigna Group	2,207	644,665	(0.2)
Elevance Health, Inc.	55,790	26,202,889	(8.3)
		26,847,554
Oil, Gas & Consumable Fuels
Williams Cos., Inc.	89,379	2,690,308	(0.8)
Total Reference Entity — Long		31,669,808
Reference Entity — Short
Common Stocks
Banks
Bank of America Corp.	2,110	(72,373)	0.0
JPMorgan Chase & Co.	542	(77,696)	0.1
		(150,069)
Chemicals
Air Products and Chemicals, Inc.	24	(6,863)	0.0
Albemarle Corp.	39	(9,918)	0.0
Eastman Chemical Co.	36	(3,067)	0.0
Ecolab, Inc.	27	(4,303)	0.0
Livent Corp.	46	(1,079)	0.0
LyondellBasell Industries NV, Class A	36	(3,456)	0.0
Mosaic Co.	155	(8,244)	0.0
PPG Industries, Inc.	400	(52,824)	0.0
		(89,754)
	Shares	Value	% of Basket Value
Construction Materials
Martin Marietta Materials, Inc.	17	$ (6,118)	0.0%
Vulcan Materials Co.	33	(5,970)	0.0
		(12,088)
Containers & Packaging
Avery Dennison Corp.	36	(6,559)	0.0
Ball Corp.	92	(5,171)	0.0
International Paper Co.	71	(2,584)	0.0
Sealed Air Corp.	89	(4,327)	0.0
Westrock Co.	59	(1,853)	0.0
		(20,494)
Health Care Equipment & Supplies
Becton Dickinson and Co.	8,205	(1,924,482)	0.6
Embecta Corp.	1,645	(52,558)	0.0
Hologic, Inc.	31,150	(2,480,786)	0.8
		(4,457,826)
Health Care Providers & Services
UnitedHealth Group, Inc.	7,013	(3,337,767)	1.1
Life Sciences Tools & Services
Agilent Technologies, Inc.	20,643	(2,930,687)	0.9
Bio-Rad Laboratories, Inc., Class A	4,119	(1,968,223)	0.6
Bruker Corp.	44,561	(3,071,144)	1.0
Illumina, Inc.	6,142	(1,223,486)	0.4
Mettler-Toledo International, Inc.	6,745	(9,670,374)	3.0
PerkinElmer, Inc.	16,645	(2,073,468)	0.7
Thermo Fisher Scientific, Inc.	4,874	(2,640,538)	0.8
Waters Corp.	184	(57,204)	0.0
		(23,635,124)
Metals & Mining
Freeport-McMoRan, Inc.	207	(8,481)	0.0
Newmont Corp.	95	(4,143)	0.0
Nucor Corp.	62	(10,381)	0.0
		(23,005)
Oil, Gas & Consumable Fuels
Enbridge, Inc.	26,732	(1,002,984)	0.3
Kinder Morgan, Inc.	78,080	(1,332,045)	0.4
		(2,335,029)
Paper & Forest Products
Sylvamo Corp.	6	(296)	0.0
Pharmaceuticals
Johnson & Johnson	5,612	(860,095)	0.3
Merck & Co., Inc.	10,757	(1,142,824)	0.3
Organon & Co.	720	(17,633)	0.0
		(2,020,552)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	82,546	(6,486,465)	2.0
Analog Devices, Inc.	39,689	(7,281,741)	2.3
Applied Materials, Inc.	43,664	(5,071,574)	1.6
ASML Holding NV, NY Shares	7,148	(4,415,534)	1.4
KLA Corp.	15,283	(5,798,064)	1.8
Lam Research Corp.	12,263	(5,959,941)	1.9
Microchip Technology, Inc.	41,125	(3,332,359)	1.1
Micron Technology, Inc.	40,839	(2,361,311)	0.8
MKS Instruments, Inc.	6,168	(597,864)	0.2
Monolithic Power Systems, Inc.	3,409	(1,650,945)	0.5

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.	32,731	$ (2,533,707)	0.8%
Qorvo, Inc.	12,703	(1,281,606)	0.4
Skyworks Solutions, Inc.	17,437	(1,945,446)	0.6
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	44,904	(3,909,791)	1.2
Teradyne, Inc.	17,996	(1,820,115)	0.6
Texas Instruments, Inc.	17,099	(2,931,623)	0.9
		(57,378,086)
Investment Companies
Equity Funds
Alerian MLP ETF	293,978	(11,429,865)	3.6
Energy Select Sector SPDR Fund	2,534	(212,070)	0.1
Industrial Select Sector SPDR Fund	1,575,199	(159,047,843)	50.1
iShares U.S. Real Estate ETF	468	(40,749)	0.0
SPDR S&P 500 ETF Trust	214,511	(85,002,129)	26.8
SPDR S&P Regional Banking ETF	880	(54,173)	0.0
		(255,786,829)
Total Reference Entity — Short		(349,246,919)
Net Value of Reference Entity — Citibank N.A.		$(317,577,111)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Maxar Technologies, Inc.	98,261	$ 5,060,442	56.4%
Capital Markets
Focus Financial Partners, Inc., Class A	75,557	3,918,386	43.6
Total Reference Entity — Long		8,978,828
Net Value of Reference Entity — Goldman Sachs Bank USA		$8,978,828
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates June 13, 2023 to April 02, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
First Horizon Corp.	5,783,142	$ 143,248,427	16.3%
	Shares	Value	% of Basket Value
Biotechnology
Horizon Therapeutics PLC	2,606,790	$ 285,417,437	32.4%
Commercial Services & Supplies
IAA, Inc.	184,914	7,564,832	0.9
Entertainment
Activision Blizzard, Inc.	701,607	53,497,534	6.1
Food & Staples Retailing
Albertsons Cos., Inc., Class A	947,575	18,837,791	2.1
Health Care Providers & Services
Oak Street Health, Inc.	3,289,593	116,451,592	13.2
Signify Health, Inc., Class A	1,680,013	48,367,575	5.5
		164,819,167
Machinery
Altra Industrial Motion Corp.	1,644,738	101,200,729	11.5
Evoqua Water Technologies Corp.	825,018	40,062,874	4.5
		141,263,603
Semiconductors & Semiconductor Equipment
Tower Semiconductor Ltd.	1,468,247	59,552,098	6.8
Software
VMware, Inc., Class A	1,674,168	184,376,122	20.9
Total Reference Entity — Long		1,058,577,011
Reference Entity — Short
Common Stocks
Commercial Services & Supplies
Ritchie Bros Auctioneers, Inc.	97,117	(5,940,647)	(0.7)
Consumer Finance
SoFi Technologies, Inc.	47,132	(311,071)	(0.0)
Entertainment
Spotify Technology SA	548	(63,732)	(0.0)
Internet & Direct Marketing Retail
Wayfair, Inc., Class A	267	(10,811)	(0.0)
IT Services
Block, Inc., Class A	3,921	(300,858)	(0.1)
Repay Holdings Corp.	10,091	(85,572)	(0.0)
		(386,430)
Leisure Products
Peloton Interactive, Inc., Class A	48	(620)	(0.0)
Machinery
Xylem, Inc.	395,978	(40,647,142)	(4.6)
Professional Services
Upwork, Inc.	6,518	(73,914)	(0.0)
Semiconductors & Semiconductor Equipment
Broadcom, Inc.	210,944	(125,361,910)	(14.2)
Software
Bentley Systems, Inc., Class B	24,751	(1,001,425)	(0.1)
BILL Holdings, Inc.	18,664	(1,579,534)	(0.2)

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Software (continued)
Box, Inc., Class A	79,888	$ (2,664,265)	(0.3)%
RingCentral, Inc., Class A	239	(7,897)	(0.0)
		(5,253,121)
Total Reference Entity — Short		(178,049,398)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$880,527,613
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date April 02, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	296,806	$ 52,973,935	100.0%
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$52,973,935
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date March 15, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Health Care Providers & Services
Oak Street Health, Inc.	115,555	$ 4,090,647	100.0%
Total Reference Entity — Long		4,090,647
Net Value of Reference Entity — Merrill Lynch International		$4,090,647
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates February 23, 2026 to July 6, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Raytheon Technologies Corp.	175,891	$ 17,253,148	(10.8)%
TransDigm Group, Inc.	85,600	63,675,272	(39.8)
		80,928,420
Building Products
Carrier Global Corp.	415,660	18,717,170	(11.7)
Chemicals
Corteva, Inc.	889,736	55,421,656	(34.6)
Dow, Inc.	132,997	7,607,429	(4.8)
DuPont de Nemours, Inc.	541,078	39,514,926	(24.7)
International Flavors & Fragrances, Inc.	190,196	17,726,267	(11.1)
Olin Corp.	71,855	4,149,626	(2.6)
		124,419,904
Commercial Services & Supplies
GFL Environmental, Inc.	134,751	4,092,388	(2.6)
Equity Real Estate Investment Trusts (REITs)
Welltower, Inc.	18,044	1,337,421	(0.8)
Health Care Providers & Services
Brookdale Senior Living, Inc.	108,375	350,051	(0.2)
Cigna Group	101,258	29,577,462	(18.5)
Elevance Health, Inc.	99,748	46,848,643	(29.3)
Humana, Inc.	121,253	60,022,660	(37.5)
		136,798,816
Life Sciences Tools & Services
Danaher Corp.	6,396	1,583,202	(1.0)
Machinery
Otis Worldwide Corp.	135,707	11,483,526	(7.2)
Metals & Mining
Arconic Corp.	607,848	16,071,501	(10.0)
Total Reference Entity — Long		395,432,348
Reference Entity — Short
Common Stocks
Banks
Bank of America Corp.	5,403	(185,323)	0.1
Citigroup, Inc.	2,945	(149,282)	0.1
JPMorgan Chase & Co.	1,415	(202,840)	0.1
		(537,445)
Chemicals
Air Products and Chemicals, Inc.	20,675	(5,912,636)	3.7
Albemarle Corp.	50,198	(12,765,853)	8.0
Eastman Chemical Co.	57,859	(4,929,587)	3.1

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Chemicals (continued)
Ecolab, Inc.	25,955	$ (4,136,448)	2.6%
FMC Corp.	43,238	(5,584,188)	3.5
Livent Corp.	2,586	(60,642)	0.0
LyondellBasell Industries NV, Class A	72,191	(6,929,614)	4.3
Mosaic Co.	258,952	(13,773,657)	8.6
PPG Industries, Inc.	45,113	(5,957,623)	3.7
		(60,050,248)
Commercial Services & Supplies
Republic Services, Inc.	132,799	(17,121,775)	10.7
Waste Management, Inc.	120,947	(18,113,023)	11.3
		(35,234,798)
Construction Materials
Martin Marietta Materials, Inc.	18,113	(6,518,325)	4.1
Vulcan Materials Co.	32,816	(5,936,743)	3.7
		(12,455,068)
Containers & Packaging
Avery Dennison Corp.	32,669	(5,951,965)	3.7
Ball Corp.	57,949	(3,257,313)	2.0
International Paper Co.	108,605	(3,952,136)	2.5
Sealed Air Corp.	113,069	(5,497,415)	3.4
Westrock Co.	119,122	(3,740,431)	2.4
		(22,399,260)
Health Care Providers & Services
UnitedHealth Group, Inc.	11,766	(5,599,910)	3.5
Life Sciences Tools & Services
Mettler-Toledo International, Inc.	132	(189,249)	0.1
Waters Corp.	511	(158,865)	0.1
		(348,114)
Metals & Mining
Freeport-McMoRan, Inc.	365,069	(14,956,877)	9.3
Newmont Corp.	72,003	(3,140,051)	2.0
Nucor Corp.	96,293	(16,123,300)	10.1
		(34,220,228)
Paper & Forest Products
Sylvamo Corp.	7,937	(391,532)	0.3
Investment Companies
Equity Funds
Industrial Select Sector SPDR Fund	1,002,091	(101,181,128)	63.3
iShares Russell 2000 ETF	150,011	(28,229,070)	17.6
iShares U.S. Real Estate ETF	46,657	(4,062,425)	2.5
Materials Select Sector SPDR Fund	322,321	(26,375,528)	16.5
SPDR S&P 500 ETF Trust	554,455	(219,708,338)	137.4
SPDR S&P Regional Banking ETF	2,365	(145,589)	0.1
VanEck Semiconductor ETF	18,561	(4,443,504)	2.8
		(384,145,582)
Total Reference Entity — Short		(555,382,185)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(159,949,837)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date May 14, 2030:
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Health Care Equipment & Supplies
Envista Holdings Corp.	439,625	$ (16,995,903)	97.6%
Road & Rail
Hertz Global Holdings, Inc.	22,500	(416,475)	2.4
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(17,412,378)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates March 17, 2031 to March 24, 2031:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Media
Shaw Communications, Inc., Class B, NVS	6,352,793	$ 184,042,439	103.3%
Reference Entity — Short
Common Stocks
IT Services
Shift4 Payments, Inc., Class A	19,529	(1,259,621)	(0.7)%
Machinery
Middleby Corp.	12,278	(1,909,106)	(1.1)%
Semiconductors & Semiconductor Equipment
SolarEdge Technologies, Inc.	8,426	(2,678,794)	(1.5)%
Total Reference Entity — Short		(5,847,521)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$178,194,918

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with SG Americas Securities, LLC as of period end, termination date January 12, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Health Care Technology
EMIS Group PLC	70,626	$ 1,590,311	100.0%
Total Reference Entity — Long		1,590,311
Net Value of Reference Entity — SG Americas Securities LLC		$1,590,311
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of period end, termination date February 28, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Aerojet Rocketdyne Holdings, Inc.	1,159,983	$ 65,353,442	69.7%
	Shares	Value	% of Basket Value
Health Care Providers & Services
Oak Street Health, Inc.	166,401	$ 5,890,595	6.3%
Metals & Mining
OZ Minerals Ltd.	1,198,794	22,538,115	24.0
Total Reference Entity — Long		93,782,152
Net Value of Reference Entity — UBS AG		$93,782,152

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 221,577,783	$ —	$ —	$ 221,577,783
Automobiles	2,108,950	—	—	2,108,950
Banks	1,702,387	—	—	1,702,387
Biotechnology	208,148	—	—	208,148
Capital Markets	733,851	—	—	733,851
Chemicals	148,512,588	2,311,037	—	150,823,625
Commercial Services & Supplies	59,313,610	—	—	59,313,610
Consumer Finance	1,803,321	—	—	1,803,321
Diversified Consumer Services	772,441	—	—	772,441
Electronic Equipment, Instruments & Components	33,767,249	—	—	33,767,249
Entertainment	9,020,709	—	—	9,020,709
Equity Real Estate Investment Trusts (REITs)	24,492,047	—	—	24,492,047
Food Products	2,213,274	—	—	2,213,274
Health Care Equipment & Supplies	63,411,128	—	—	63,411,128
Health Care Providers & Services	64,428,823	—	—	64,428,823
Health Care Technology	3,152,080	—	—	3,152,080
Hotels, Restaurants & Leisure	64,234,569	—	—	64,234,569
Insurance	7,850	—	—	7,850
Interactive Media & Services	7,315,641	—	—	7,315,641
Internet & Direct Marketing Retail	871,621	—	—	871,621
IT Services	19,555,393	—	—	19,555,393
Life Sciences Tools & Services	78,193,107	71,094,120	—	149,287,227
Media	21,601,867	—	—	21,601,867
Metals & Mining	31,117,474	—	—	31,117,474
Oil, Gas & Consumable Fuels	256,519,180	—	—	256,519,180
Personal Products	102,833,028	—	—	102,833,028
Pharmaceuticals	59,446,687	—	—	59,446,687
Professional Services	6,860,461	—	—	6,860,461
Road & Rail	4,626,720	—	—	4,626,720
Semiconductors & Semiconductor Equipment	57,272,331	—	—	57,272,331
Software	138,237,730	—	—	138,237,730
Specialty Retail	7,986,777	—	—	7,986,777
Textiles, Apparel & Luxury Goods	3,129,816	—	—	3,129,816
Tobacco	914,973	—	—	914,973
Trading Companies & Distributors	—	3,976,088	—	3,976,088
Wireless Telecommunication Services	9,708,050	—	—	9,708,050
Corporate Bonds	—	349,855,678	1	349,855,679
Floating Rate Loan Interests	—	187,919,910	346,581	188,266,491
Investment Companies	349,935,849	—	1,040,406	350,976,255
Preferred Securities	—	64,371,413	1,112,795	65,484,208
Short-Term Securities
Money Market Funds	5,267,328,841	—	—	5,267,328,841
Time Deposits	—	3,877	—	3,877
	$ 7,124,916,354	$ 679,532,123	$ 2,499,783	7,806,948,260
Investments valued at NAV(a)				102,926,275
				$ 7,909,874,535
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 842,562	$ 95,749,367	$ —	$ 96,591,929

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$ (404,337)	$ (96,804,504)	$ —	$ (97,208,841)
	$ 438,225	$ (1,055,137)	$ —	$ (616,912)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt